Provisions	12 Months Ended
Dec. 31, 2022
Provisions
Provisions

(19)    Provisions

Details of provisions at 31 December 2022 and 2021 are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Provisions for pensions and similar obligations (a)	94,071	6,717
Other provisions	15,992	17,405
Non-current provisions	110,063	24,122

Trade provisions	56,339	31,407

Current provisions	56,339	31,407

The movement in non-current and current provisions is as follows:

	Thousands of Euros
	Reference	31/12/2022	31/12/2021	31/12/2020
Opening balance		55,529	38,446	61,139

Business combinations	Note 3	138,476	32	954
Net charges		12,588	15,664	414
Net reversal		—	—	(21,998)
Net cancellations		(9,091)	(794)	(422)
Transfers		(33,575)	(673)	468
Translation differences		2,475	2,854	(2,109)

Closing balance		166,402	55,529	38,446

(a)	Pension plan

At 31 December 2022, 2021 and 2020, the balance of provisions for pensions and similar mainly includes a provisions made by the Biotest Group in relation to retirement benefit obligations and foreign personal commitments with employment.

Benefits are based on the employee’s length of service and salary. Retirement benefit obligations relate mainly to employees of the Group’s German companies. Similar obligations are foreign obligations payable in a lump sum on retirement and obligations of the Biotest pension savings plan. These plans are voluntary pension plans not subject to statutory or legal obligations. The amount of the pension obligations is mainly dependent on interest rate movements and the life expectancy of the participants.

Assets of Euros 5,676 thousand were held by a trustee, company of the group, in financial year 2022 under a contractual trust arrangement (CTA) as external insolvency insurance for portions of the occupational pension scheme. Since the transferred funds qualify as plan assets in accordance with IAS 19, provisions for pensions and similar obligations were netted with the transferred assets. As a result, provisions for pensions and similar obligations were reduced accordingly.

At 31 December 2022, the net defined benefit liability of the Biotest Group comprises the following:

Thousands of Euros
31/12/2022
From pension plans	80,445
From similar obligations	11,046
Net present value of defined benefit obligations	91,491

For pension plans	(4,222)
For similar obligations	(1,454)
Fair value of plan assets	(5,676)

From pension plans	76,223
From similar obligations	9,592
Net defined benefit liability	85,815

The costs for the defined benefit plans consist of the following components:

Thousands of Euros
31/12/2022
Current service cost	3,517
Net interest expenses	766
Total expenses recognised in profit and loss	4,283

Actuarial losses due to experience adjustments	1,294
Actuarial gains due to changes in financial assumptions	(34,754)
Actuarial gains from changes in demographic assumptions	(6)
Return on plan assets (excluding amounts included in net interest expense)	755
Revaluation recognised directly in other comprehensive income	(32,711)

Defined benefit costs	(28,428)

In financial year 2022, actuarial gains of Euros 32,711 thousand are recognised in other comprehensive income. Of this amount, Euros 34,754 thousand resulted from changes in actuarial assumptions, which is mainly due to the increase in the actuarial interest rate in the main plans in Germany from 1.1% to 3.9%.

The following table shows the reconciliation of the net present value of the defined benefit obligation (DBO):

Thousands of Euros
31/12/2022
Net present value of defined benefit obligation at 1 May	122,880

Current service cost	3,517
Interest expense	816
Expenses recognised in the statement of profit and loss	4,333

Actuarial losses due to experience adjustments	1,294
Actuarial gains due to changes in financial assumptions	(34,754)
Actuarial gains from changes in demographic assumptions	(6)
Revaluation recognised directly in other comprehensive income	(33,466)

Pension benefits paid	(2,256)

Net present value of defined benefit obligations at 31 December	91,491

The following table shows the reconciliation of the fair value of plan assets:

Thousands of Euros
31/12/2022
Fair value of plan assets as of 1 May	4,560

Interest income	50
Income recognised in the consolidated statement of income	50

Return on plan assets (excluding amounts included in net interest expenses)	(755)
Revaluations recognised directly in the statement of comprehensive income	(755)

Contribution by the employer	1,821
Payments from plan assets	—

Fair value of plan assets as of 31 December	5,676

The following payments are expected to be made in subsequent years based on the current pension obligations of the Biotest group:

Thousands of Euros
31/12/2022
In the next 12 months	4,394
Between 2 and 5 years	21,629
Between 5 and 10 years	31,124
After 10 years	112,888
Total expected payments	170,035

The weighted average term of the defined benefit plans is 11.7 years as of 31 December 2022.

Plan assets of the Biotest group were invested in the following asset classes as of the reporting date:

Thousands of Euros
31/12/2022
Cash and cash equivalents	187
Financial investment	1,000
Fund shares	4,489
Fair value of plan assets	5,676

The plan assets transferred to Biotest Vorsorge Trust e.V are invested in accordance with defined investment principles, whereby the maturity or termination option of the financial instruments must always be selected in such a way that the association can meet its payment obligations. In accordance with the investment principles, the assets can be invested in Euro time deposits as well as domestic government bonds, mortgage bonds or fund units in money market funds or corporate bonds, all in Euro. Loans can also be issued to the Biotest Group companies against the corresponding guarantees. A minimum rating of A- is required for all financial instruments. The expected contributions to plan assets amount to Euros 1,896 thousand.

Of the provisions for pensions and similar obligations in the Biotest group, Euros 90,783 thousand relate to pension plans. The calculation of the pension plans is based on the following actuarial assumptions:

31/12/2022
Discount rate	3.9%
Expected return on plan assets	1.1%
Rate of increase for wages and salaries	3.4%
Rate of interest for pensions	2.2%
Employee turnover rate	3.0%

Actuarial assumptions are mainly based on historical empirical values with the exception of the discount rate. The calculation was based on the published Heubeck 2018 G mortality tables.

Under IAS 19.145, the effect of any possible changes to parameters for the underlying assumptions used to calculate the pension obligations must be disclosed in the sensitivity analysis. Only changes that are realistically expected to occur in the following financial year are to be considered.

The actuarial rate of interest, salary trend, pension trend and life expectancy are regarded as material assumptions. These parameters are shown in the following overview together with information on the parameter changes and their impact on the net present value calculation as of 31 December 2022.

	Thousands of Euros
		Impact on the
	Parameter change	pension obligation
Rate of interest	Increase by 50 basis points	(4,906)
Rate of interest	Decrease by 50 basis points	5,414
Salary trend	Increase by 50 basis points	171
Salary trend	Decrease by 50 basis points	(166)
Pension trend	Increase by 100 basis points	6,227
Pension trend	Decrease by 100 basis points	(5,310)
Life expectancy	Increase by one year	2,916

An amount of Euros 11,844 thousand was recognized as expense for defined contribution plans and  is broken down as follows:

Thousands of Euros
31/12/2022
Defined contribution plans of the Company	134
Employer contributions to statutory pension scheme	11,710
11,844